12. Provisions (Details) - AUD ($)	Jun. 30, 2019	Jun. 30, 2018
Disclosure of other provisions [line items]
Short-term provisions	$ 153,885	$ 183,885
Provision for Leave
Disclosure of other provisions [line items]
Short-term provisions	$ 153,885	$ 183,885